DEBT - Schedule of Debt Maturities (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Debt Disclosure [Abstract]
2018 (remaining six months)	$ 32,877
2019	488,569
2020	379,600
2021	393,002
2022	27,278
Thereafter	72,583
Total debt	1,393,909
Fair value purchase price adjustment of convertible bond debt	(5,893)
Total debt	$ 1,388,016